Derivative Instruments (Details Textuals) (USD $)	12 Months Ended			12 Months Ended									6 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2010 Foreign Exchange Contract [Member] Fair Value Hedging [Member] Trading activities [Member]	Dec. 31, 2009 Foreign Exchange Contract [Member] Fair Value Hedging [Member] Trading activities [Member]	Dec. 31, 2010 Net Investment Hedging [Member]	Dec. 31, 2010 Fair Value Hedging [Member]	Dec. 31, 2009 Fair Value Hedging [Member]	Dec. 31, 2010 Two-notch Downgrade [Member]	Dec. 31, 2009 Two-notch Downgrade [Member]	Dec. 31, 2010 Single-notch Downgrade [Member]	Dec. 31, 2009 Single-notch Downgrade [Member]	Jun. 30, 2010 Scenario, Adjustment [Member]
Derivative Instruments (Textuals) [Abstract]
Foreign currency-denominated debt	$ 21,000,000		$ 0
Commodity derivatives used as fair value hedging instruments	1,000,000,000		1,300,000,000
Income statement impact for fair value hedges		434,000,000
Foreign currency transaction gain or loss related to foreign currency-denominated debt designated as a net investment hedge						0
Recognization of losses related to cash flow hedges in Income	282,000,000
Maximum length of time hedged in forecasted transactions	10
Additional collateral to be posted by the Firm as the impact of ratings downgrades									3,500,000,000	2,200,000,000	1,900,000,000	1,200,000,000
Additional assets required to settle trades as the impact of ratings downgrades									1,000,000,000	270,000,000	430,000,000	260,000,000
Net derivative payables containing collateral or termination feature, Fair Value	19,800,000,000		22,600,000,000
Net derivative payables posted collateral	14,600,000,000		22,300,000,000
Collateral liquid securities received	16,500,000,000		15,500,000,000
Revenues of trading portfolio derivatives designated as fair value hedging instruments				278,000,000	(1,600,000)		685,000,000	801,000,000
Amount reclassified from AOCI to earnings because the Firm determined that it is probable that forecasted interest cash flows will not occur	(25,000,000)
Hedge ineffectivenes net gains recorded directly in income for cash flow hedges		18,000,000
Collateral liquid securities posted	10,900,000,000		11,700,000,000
Realized credit losses protected	Provide protection against the first $1 million of realized credit losses in a $10 million portfolio of exposure
Additional collateral received as security in Derivative transactions	18,000,000,000		16,900,000,000
Additional collateral delivered as security in Derivative transactions	8,400,000,000		5,800,000,000
Cumulative effect of changes in accounting principles													$ 15,000,000